CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 43,964	$ 2,153,028	$ 1,129,863
Restricted cash	19,332
Accounts receivable, net	332,981	20,212	30,440
Inventory	957,022	427,516	347,945
Other current assets	305,615	700,599	533,481
Total current assets	1,658,914	3,301,355	2,041,729
Property and equipment, net	209,671	252,246	502,146
Other Assets:
Licenses, net	270,059	200,000
Intangible assets, net	149,563	126,344	53,288
Lease deposits	49,377	52,152	49,376
Deferred offering costs	23,596		14,982
Operating lease right of use assets	196,651	331,419
Total other assets	689,246	709,915	117,646
Total assets	2,557,831	4,263,516	2,661,521
Current Liabilities:
Accounts payable	3,363,303	2,322,198	1,111,929
Operating lease liabilities	307,456	489,407
Accrued expenses and other current liabilities	3,598,296	3,141,649	2,188,271
Secured promissory note, net of debt discount	10,425,650	10,106,895	10,063,208
Notes payable	259,035		3,882,868
Total current liabilities	17,953,740	16,060,149	17,246,276
Long-Term Liabilities:
Notes payable, net of current portion	946,977	539,921	300,000
Accrued interest	58,501	41,239
Operating lease liabilities, net of current portion		52,449
Total long-term liabilities	1,005,478	633,609	300,000
Total liabilities	18,959,218	16,693,758	17,546,276
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock - par value $0.0001; 10,000,000 shares authorized
Common stock - par value $0.0001; 350,000,000 shares authorized; 59,268,085 issued and outstanding in each period	5,927	5,927	5,046
Additional paid in capital	41,392,179	39,335,498	17,491,734
Accumulated deficit	(57,799,493)	(51,771,667)	(32,381,535)
Total stockholders’ deficit	(16,401,387)	(12,430,242)	(14,884,755)
Total liabilities and stockholders’ deficit	$ 2,557,831	$ 4,263,516	$ 2,661,521